INCOME TAXES - Movements of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movements of valuation allowance
Balance at beginning of year	¥ 604,030	¥ 99,670
Additions		504,360
Reversal	(483,139)
Balance at end of year	¥ 120,891	¥ 604,030